Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Billions, except Share data in Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2008
Consolidated Statements of Cash Flows [Abstract]
Noncash assets related to the consolidation of VIEs	$ 87.7
Noncash liabilities related to the consolidation of VIEs	92.2
Noncash assets acquired in the merger with Bear Stearns		288.2
Liabilities assumed in the merger with Bear Stearns		287.7
Approximate number of shares of common stock issued in connection with the merger with Bear Stearns		26
Value of common stock issued in connection with Bear Stearns Merger		1.2
Noncash assets acquired in the Washington Mutual transaction		260.3
Liabilities assumed in the Washington Mutual transaction		$ 260.1